Note 8 - Notes Payable (Details Textual) - USD ($)																	1 Months Ended
	Sep. 20, 2022	Aug. 20, 2022	Jun. 20, 2021	Feb. 20, 2021	Dec. 30, 2020	Sep. 25, 2020	Aug. 21, 2020	Aug. 11, 2020	Aug. 03, 2020	Jun. 20, 2020	May 18, 2020	May 07, 2020	Apr. 28, 2020	Mar. 27, 2020	Dec. 19, 2019	Jun. 30, 2014	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	May 02, 2016
Long-term Debt, Gross																		$ 9,845,819	$ 10,082,549		$ 9,431,157
Sale of Promissory Note, Periodic Purchase Amount														$ 148,000
Other Accrued Liabilities, Current																		272,427	2,186,197		91,921
Proceeds from Paycheck Protection Program Under CARES Act												$ 491,493
Payments for (Proceeds from) Deposit on Loan											$ 159,899
Tranche from ESOUSA Agreement [Member]
Other Accrued Liabilities, Current																		145,000		$ 145,000
Esousa Holdings LLC [Member]
Sale of Promissory Note, Percent of Gross Proceeds of Equity Sale Used to Finance Purchase of Note														88.00%
Sale of Promissory Note, Periodic Purchase Amount														$ 148,000
Proceeds from Sale of Notes Payable													$ 143,000	148,000
Stock Issued During Period, Shares, New Issues (in shares)						50,000	45,654	66,190					65,862				200,000
Esousa Holdings LLC [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)																	200,000
RBL Capital Group, LLC [Member]
Proceeds from Sale of Notes Payable					$ 1,960,000	$ 426,000	$ 401,000	$ 707,000					$ 143,000	148,000
Stock Issued During Period, Shares, New Issues (in shares)					200,000
RBL Capital Group, LLC [Member] | Tranche from ESOUSA Agreement [Member]
Other Accrued Liabilities, Current																			2,000,000
Promissory Note Issued to RBL Capital Group [Member]
Long-term Debt, Gross									$ 15,000,000					2,000,000
Proceeds from Issuance of Debt														$ 2,000,000
RBL Capital Group, LLC [Member]
Long-term Debt, Gross																		$ 9,194,427	$ 9,431,157		$ 9,431,157
RBL Capital Group, LLC [Member] | RBL Loan Agreement [Member]
Debt Instrument, Term (Month)																1 year 180 days
Line of Credit Facility, Maximum Borrowing Capacity																$ 10,000,000						$ 15,000,000
RBL Capital Group, LLC [Member] | RBL Loan Agreement [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate																10.65%
RBL Capital Group, LLC [Member] | RBL Loan Agreement [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage																13.90%
RBL Capital Group, LLC [Member] | RBL Term Note [Member]
Debt Instrument, Term (Month)										1 year 240 days
Proceeds from Lines of Credit, Total															$ 1,000,000
Long-term Debt, Gross										$ 9,431,157					$ 9,431,157
Debt Instrument, Interest Rate, Stated Percentage															14.19%
Debt Instrument, Periodic Payment, Total										137,109
Debt Instrument, Late Charge if Not Paid Within 10 Days, Percent															5.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										3,290,475
Debt Issuance Costs, Gross										894,311
Payments of Debt Issuance Costs				$ 25,000
RBL Capital Group, LLC [Member] | RBL Term Note [Member] | Forecast [Member]
Payments of Debt Issuance Costs	$ 750,000	$ 94,311	$ 25,000	$ 25,000
RBL Capital Group, LLC [Member] | RBL Term Note [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Interest										67,746					$ 117,329
RBL Capital Group, LLC [Member] | RBL Term Note [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Interest															111,523
Debt Instrument, Periodic Payment, Total										$ 5,540,128
RBL Capital Group, LLC [Member] | RBL Term Note [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Periodic Payment, Total															$ 258,620
RBL Capital Group, LLC [Member] | RBL Term Note, One [Member]
Debt Instrument, Interest Rate, Stated Percentage										14.19%
Debt Instrument, Face Amount										$ 4,432,157
RBL Capital Group, LLC [Member] | RBL Term Note, Two [Member]
Debt Instrument, Interest Rate, Stated Percentage										14.19%
Debt Instrument, Periodic Payment, Interest										$ 59,125
Debt Instrument, Face Amount										$ 5,000,000
Priority Payment Systems LLC [Member]
Proceeds from Issuance of Debt									$ 15,000,000